Financial Instruments and Risk Management - Derivatives (Details) (USD $)						12 Months Ended											12 Months Ended																				0 Months Ended		12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014 Commodity Contract [Member]	Sep. 30, 2014 Not Designated as Hedging Instrument [Member]		Sep. 30, 2013 Not Designated as Hedging Instrument [Member]		Sep. 30, 2014 Not Designated as Hedging Instrument [Member] Share Option [Member]	Sep. 30, 2013 Not Designated as Hedging Instrument [Member] Share Option [Member]	Sep. 30, 2013 Not Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2014 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Contract	Sep. 30, 2013 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Sep. 30, 2014 Debt Covered By Interest Rate Swap Agreements [Member]	Sep. 30, 2014 Sales, General and Administrative [Member] Not Designated as Hedging Instrument [Member] Share Option [Member]		Sep. 30, 2013 Sales, General and Administrative [Member] Not Designated as Hedging Instrument [Member] Share Option [Member]		Sep. 30, 2013 Sales, General and Administrative [Member] Not Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2014 Other Financing [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2013 Other Financing [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2014 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member]		Sep. 30, 2013 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member]		Sep. 30, 2014 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Contract		Sep. 30, 2013 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2013 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Interest Rate Swap [Member]		Nov. 30, 2012 Cash Flow Hedging [Member] Interest Expense [Member] Designated as Hedging Instrument [Member] Interest Rate Swap [Member]		Sep. 30, 2014 Cash Flow Hedging [Member] Other Financing [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2013 Cash Flow Hedging [Member] Other Financing [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2014 Customer Concentration Risk [Member] Wal-Mart Stores [Member]	Sep. 30, 2013 Customer Concentration Risk [Member] Wal-Mart Stores [Member]	Sep. 30, 2012 Customer Concentration Risk [Member] Wal-Mart Stores [Member]	Sep. 30, 2014 Credit Concentration Risk [Member]	Sep. 30, 2014 Other Current Liabilities [Member] Foreign Exchange Contract [Member]	Sep. 30, 2013 Other Current Liabilities [Member] Foreign Exchange Contract [Member]	Sep. 30, 2014 Other Current Assets [Member] Foreign Exchange Contract [Member]	Sep. 30, 2013 Other Current Assets [Member] Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Liability																																																	$ 400,000	$ 600,000
Derivative Asset, Fair Value, Amount Not Offset Against Collateral																																																	19,400,000	6,700,000
Derivative Asset, Fair Value, Gross Asset																																																	19,800,000	7,300,000
Derivative Liability, Fair Value, Gross Liability																																															(1,800,000)	8,600,000
Entity-Wide Revenue, Major Customer, Percentage																																											17.20%	20.00%	20.30%
Trade receivables, net	495,000,000	[1]	480,600,000	[2]																																										85,000,000
Derivative, Number of Instruments Held														13																	79
Derivative, Notional Amount					0									270,000,000																	316,000,000
Debt, Long-term and Short-term, Combined Amount	2,288,400,000															289,500,000
Derivative Asset (Liability) Fair Value										5,600,000	7,700,000	0	[3]	3,300,000	(3,200,000)																14,500,000		1,500,000		0	[4],[5]
Derivative, Fair Value, Net																											14,500,000	[4],[5]	1,500,000	[4],[5]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net																											17,700,000	[6]	18,100,000	[6]	17,700,000	[6]	18,100,000	[6]	0	[6]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net						16,500,000	[7]	18,500,000	[7]																		4,700,000	[8],[9]	10,400,000	[8],[9]							(300,000)	[8],[9]	4,700,000	[8],[9]	10,700,000	[8],[9]
Derivative Instruments, Gain (Loss) Recognized in Income, Net																	12,300,000	[7]	15,500,000	[7]	(1,900,000)	[3],[7]	4,200,000	[7]	4,900,000	[7]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net						8,900,000		4,500,000
Derivative Liability, Fair Value, Gross Asset																																															(200,000)	200,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral																																															$ (1,600,000)	$ 8,400,000

[1]	Trade receivables, net for the Non-Guarantors includes approximately $247.9 at September 30, 2014 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $221.4 at September 30, 2013 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[3]	The Company discontinued the zinc hedging program in fiscal 2013. The final settlement of outstanding zinc contracts resulted in a loss of $1.9 for the year ended September 30, 2013.
[4]	All derivative assets are presented in other current assets or other assets.
[5]	All derivative liabilities are presented in other current liabilities or other liabilities.
[6]	OCI is defined as other comprehensive income.
[7]	Gain/(Loss) recognized in Income was recorded as follows: Share option in Selling, general and administrative expense and foreign currency and commodity contracts in other financing item, net.
[8]	Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk.
[9]	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts and other financing items, net